Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 8 – Share-Based Compensation

On February 25, 2010 the Company’s board of directors authorized and issued 20,000 of stock options, each option to purchase one ordinary share of the Company to directors, employees and consultants of the Company. The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. On November 15, 2010, the Company’s board of directors authorized to reserve an additional 200,000 stock options for issuance to directors, employees and consultants of the Company from time to time, bringing the total authorized to an aggregate of 220,000 stock options.

On December 3, 2010 and March 21, 2012 the Company’s board of directors further authorized the additional issuance of 35,000 and 5,000 stock options respectively, each option to purchase one ordinary share of the Company to officers or directors of the Company. The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. This additional authorization brings the total stock options granted as of December 31, 2012 to 60,000.

With respect to the 60,000 shares of stock options granted as of December 31, 2012, 9,500 shares of the options were granted to certain non-employee consultants for services to be provided over a two year period that vest quarterly and 40,000 options to certain officers or directors over a two and a half year period that vest quarterly. In addition the Company granted certain consultants 10,500 options which vest upon such consultants meeting certain performance requirements.

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to December 31, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.46	530,679
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	5.46	534,001
Granted	5,000	0.001	5.00	48,246
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2012	60,000	0.001	4.44	595,140
Exercisable at December 31, 2012	43,900	0.001	4.44	435,444

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to December 31, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(3,563)
Cancelled	-
Unvested at December 31, 2010	51,437
Granted	-
Vested	(21,850)
Cancelled	-
Unvested December 31, 2011	29,587
Granted	5,000
Vested	(18,487)
Cancelled	-
Unvested December 31, 2012	16,100

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from February 4, 2010 (inception) to December 31, 2012
Stock Price	$9.39 - $12.11
Risk-free interest rate	1.15% - 2.33%
Expected term (in years)	4.44
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0%

Management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price of Prime was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. An expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage. The expected dividend rate of 0% is based on management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company expects that no options will be forfeited.

The fair value of the 16,100 outstanding unvested shares of $159,866 at December 31, 2012 will be recognized when the performance completion date has occurred and the options vest.

Share-based compensation expense from non-employee stock options totaled $180,750, $209,606 and $424,730 for the year ended December 31, 2012, for the year ended December 31, 2011 and for the period from February 4, 2010 (inception) to December 31, 2012, respectively.